Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
RECEIVABLES

4.      RECEIVABLES

As of June 30, 2024, accounts receivable consists of customer receivables of none and Goods and Services Tax (GST) receivable of $10,250 As of December 31, 2023, accounts receivable consists of customer receivables of $8,680 (net an allowance for credit losses of $2,700) and GST receivable of $9,542.

5.      RECEIVABLES

As of December 31, 2023, accounts receivable consists of customer receivables of $8,680 (net an allowance for credit losses of $2,700) and Goods and Services Tax (GST) receivable of $9,542. As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for credit losses of $6,100) and GST receivable of $14,157.